Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Information About Operating Cost [line items]
Credits relating to the release of excess provisions and other balances	£ 44,800,000	£ 26,300,000	£ 31,600,000
Investment write-downs	95,900,000	86,100,000	78,700,000
Gains on disposal of investments and subsidiaries	129,000,000	44,300,000	131,000,000
Gains(losses) on remeasuresment of equity interests arising from a change in scope of ownership	(300,000)	232,400,000	165,000,000
Restructuring costs	56,800,000	27,400,000	106,200,000
Severance costs arising from a structural assessment of operations [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring costs	12,800,000	27,400,000	36,700,000
IT services and infrastructure [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring costs	33,700,000	£ 0	£ 69,500,000
comScore Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Investment write-downs	53,100,000
Asatsu-DK Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries	£ 92,300,000